Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash		$ 4,093,878	$ 3,685,043
Restricted cash		10,227	9,413
Accounts receivable		2,831,064	2,495,301
Inventories		2,301,216	1,761,880
Prepaid expenses and other current assets		1,669,571	1,066,032
Total current assets		10,905,956	9,017,669
Non-current assets:
Property, plant and equipment, net		1,980,764	853,959
Intangible assets, net		67,537	83,906
Operating lease right-of-use assets, net		868,418	1,106,024
Finance lease right-of-use assets, net		146,732	194,478
Deferred tax assets, net		19,308	558,683
Other non-current assets, net		4,302,029	3,510,363
Total non-current assets		7,384,788	6,307,413
TOTAL ASSETS		18,290,744	15,325,082
Current liabilities:
Accounts payable		2,781,034	1,819,647
Advance from customers		317,751	141,737
Accrued expenses and other current liabilities		1,472,141	1,345,210
Taxes payable		30,651	21,916
Operating lease liabilities, current		573,650	473,116
Finance lease liabilities, current		38,816	36,277
Total current liabilities		5,214,043	3,837,903
Non-current liabilities:
Operating lease liabilities, non-current		296,436	633,249
Finance lease liabilities, non-current		88,723	127,834
Total non-current liabilities		385,159	761,083
TOTAL LIABILITIES		5,599,202	4,598,986
Commitments and Contingencies (Note 16)
Shareholders’ equity
Additional paid-in capital		11,182,908	4,855,795
Statutory reserve		813,235	813,235
Retained earnings		2,275,757	7,081,318
Accumulated other comprehensive loss		(1,599,926)	(2,030,043)
Total Shareholders’ Equity		12,691,542	10,726,096
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		18,290,744	15,325,082
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	17,068	3,291
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	$ 2,500	$ 2,500

[1]	Retrospectively restated for effect of the share consolidation completed in January 2026 (see Note 14).